UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	July 31, 2010

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	B3	$ 101,534
150	5.125%, 1/01/37	1/15 at 100.00	B3	84,632
330	Total Consumer Discretionary			186,166
	Consumer Staples – 3.2% (2.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
950	4.750%, 6/01/34	6/17 at 100.00	BBB	673,180
2,200	5.000%, 6/01/41	6/17 at 100.00	BBB	1,449,998
3,150	Total Consumer Staples			2,123,178
	Education and Civic Organizations – 15.4% (10.5% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	A	3,085,560
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	201,812
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	803,130
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	502,351
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	602,083
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	535,560
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	1,118,841
	2002A, 5.000%, 7/01/17 – RAAI Insured
105	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	105,837
	5.000%, 12/01/30
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	183,487
	5.000%, 12/01/25
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	247,608
	Bond Trust PA-4643, 19.287%, 6/01/30 (IF) (4)
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	8/10 at 100.50	BBB–	1,002,670
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa1	1,773,657
	12/01/31 – AMBAC Insured
9,925	Total Education and Civic Organizations			10,162,596
	Energy – 1.5% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	Baa3	1,016,770
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 5.0% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/10 at 100.00	N/R	543,258
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/10 at 100.00	Ba1	1,255,738
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,497,314
	Project, Series 2002, 5.750%, 10/01/21
3,300	Total Financials			3,296,310
	Health Care – 29.3% (20.0% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	220,779
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	407,312
	Series 2008A, 5.000%, 7/01/27
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
445	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	455,742
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	N/R	1,895,182
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	332,519
	Tender Option Bond Trust 3018, 19.156%, 7/01/38 – AGC Insured (IF)
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	614,941
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,024,630
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	88,410
	Hospital, Series 2005A, 5.500%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	117,596
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	404,520
140	5.625%, 7/01/31	7/11 at 100.00	A2	140,783
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/11 at 100.00	A	510,173
	Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	1,106,138
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	1/11 at 100.00	A2	3,502,100
	University Hospital, Series 2000, 5.750%, 7/01/31
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	520,715
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	610,451
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,255,490
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
455	5.000%, 7/01/36	7/16 at 100.00	A2	453,016
435	5.000%, 7/01/46	7/16 at 100.00	A2	424,908
775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	1/11 at 100.00	Baa2	775,922
	Hospital, Series 2000A, 6.875%, 7/01/20
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	1,429,281
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	964,172
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
960	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	978,192
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	12/10 at 100.00	A1	1,102,563
	Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18
19,720	Total Health Care			19,335,535
	Housing/Multifamily – 3.8% (2.6% of Total Investments)
	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	387,980
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	203,040
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/10 at 100.00	A+	1,920,595
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
2,500	Total Housing/Multifamily			2,511,615
	Housing/Single Family – 0.3% (0.2% of Total Investments)
225	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	216,047
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
	Long-Term Care – 8.7% (5.9% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	365,424
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A–	1,027,820
4,000	5.500%, 6/01/31	6/11 at 102.00	A–	4,018,400
375	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	1/11 at 100.00	BB+	327,758
	Jersey Obligated Group, Series 1998, 5.125%, 7/01/25
5,790	Total Long-Term Care			5,739,402
	Tax Obligation/General – 2.0% (1.4% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	Aa3	743,596
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	210,830
	5.000%, 8/01/27
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 –	7/11 at 100.00	AAA	388,303
	AGM Insured
1,275	Total Tax Obligation/General			1,342,729
	Tax Obligation/Limited – 28.2% (19.2% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	485,144
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,108,350
	5.000%, 12/01/18 – NPFG Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	812,333
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	497,114
	2007, 5.250%, 12/15/22 – AMBAC Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	641,989
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	1,363,281
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	431,929
400	5.500%, 6/15/31	6/14 at 100.00	BBB	391,904
700	5.750%, 6/15/34	6/14 at 100.00	BBB	686,588
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	48,272
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	69,003
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	450,860
870	5.000%, 9/01/37	9/17 at 100.00	AA–	901,720
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	401,975
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	696,278
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,010,443
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	203,306
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	329,601
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	578,655
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	1,293,080
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	940,776
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,058,400
	5.500%, 12/15/16 – NPFG Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	731,374
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,040	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,094,005
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	560,840
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	1,237,900
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	261,458
	2006A, 4.500%, 7/01/36 – CIFG Insured
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	350,658
	Lien Series 2010B, 5.250%, 10/01/29
27,440	Total Tax Obligation/Limited			18,637,236
	Transportation – 25.7% (17.5% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A+	519,540
	1/01/27 – NPFG Insured
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	601,482
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	1,126,650
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A1	819,567
	FGIC Insured
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,182,980
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AAA	1,721,460
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	520,320
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	3,151,950
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – AGM Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	Aa2	2,019,460
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	4,264,796
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	50,055
15,915	Total Transportation			16,978,260
	U.S. Guaranteed – 16.9% (11.5% of Total Investments) (5)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (5)	1,118,260
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	208,420
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	834,150
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	707,452
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	1,379,575
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	212,323
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,803,272
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	286,765
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,018,980
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	543,193
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
590	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	615,529
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,418,513
10,000	Total U.S. Guaranteed			11,146,432
	Utilities – 4.5% (3.1% of Total Investments)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	10/10 at 100.00	A	2,204,182
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	779,408
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,050	Total Utilities			2,983,590
	Water and Sewer – 1.8% (1.2% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	153,867
	6.000%, 7/01/25
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	515,875
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	518,040
	5.250%, 8/01/19 – FGIC Insured
1,150	Total Water and Sewer			1,187,782
$ 104,770	Total Investments (cost $96,214,201) – 146.6%			96,863,648
	Other Assets Less Liabilities – 0.7%			432,508
	Auction Rate Preferred Shares, at Liquidation Value – (47.3)% (6)			(31,225,000)
	Net Assets Applicable to Common Shares – 100%			$ 66,071,156

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$96,863,648	$—	$96,863,648

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $96,180,460.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,232,545
Depreciation	(2,549,357)
Net unrealized appreciation (depreciation) of investments	$683,188

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged to collateralize for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 23, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 23, 2010